Derivative instruments (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Derivative instruments [Abstract]
Realized loss (gain) on contracts settled during the year	$ 111,258	$ (4,721)
Reversal of opening contracts settled during the year	(57,719)	(43,324)
Unrealized (gain) loss on contracts outstanding at the end of the year	(51,607)	44,386
Loss (gain) on derivative instruments	$ 1,932	$ (3,659)